Form N-1A Cover	Nov. 05, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY MELLON ADVANTAGE FUNDS, INC.
Entity Central Index Key	0000914775
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 05, 2025
Prospectus Date	Dec. 31, 2024